SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Share Based Compensation (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, fair value (per share)	$ 3.83	$ 3.83
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, fair value (per share)		0.39
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, fair value (per share)		$ 3.83